Subsequent Events (Additional Information) (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Oct. 04, 2021	Sep. 09, 2021
Subsequent Event [Line Items]
Subsequent Event, Description	On October 4, 2021, the Company acquired 100% of the members interest in Vinesse, LLC, a California limited liability company. Vinesse, LLC (“Vinesse”) is a direct to consumer platform company that specializes in wine clubs with over 60,000 members.
Purchase consideration	$ 17.1
Cash payment to acquire buiness	14.0
Consulting fees	0.2
Aggregate consulting fee	0.6
Earnout payable	$ 2.5
Vinesse, LLC
Subsequent Event [Line Items]
Subsidiaries holding percentage	100.00%
Captive
Subsequent Event [Line Items]
Secured insurance claims limit		$ 10.0